ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Mar. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE NET OF ALLOWANCE FOR CREDIT LOSS

Accounts receivable is presented net of allowance for credit loss:

	As of
	September 30, 2023	March 31, 2024
Accounts receivable	$1,467,833	743,128
Less: allowance for expected credit loss	(38,534)	(16,745)
Total	$1,429,299	726,383

SCHEDULE OF ALLOWANCES FOR CREDIT LOSS

The movement of allowances for credit loss is as follow:

	As of
	September 30, 2023	March 31, 2024
Balance at beginning of the year	$(5,068)	$(38,534)
Reversal (addition)	(33,466)	21,789
Total	$(38,534)	$(16,745)